Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2017
Condensed Financial Information of the Parent Company [Abstract]
Schedule of parent company balance sheets
	December 31,	December 31,
	2017	2016

ASSETS
CURRENT ASSETS
Prepaid expenses	$751,667	$-
Prepaid IPO costs	2,000,000	-
Total current assets	2,751,667	-

OTHER ASSETS
Investment in subsidiary	8,298,679	7,859,744
Prepaid expenses	789,999	-
Total other assets	9,088,678	7,859,744

Total assets	$11,840,345	$7,859,744

LIABILITIES AND SHAREHOLDERS’ EQUITY

LIABILITIES	$-	$-

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Ordinary shares, $0.01 par value, 50,000,000 shares authorized, 13,000,000 and 26,000 shares issued and outstanding as of December 31, 2017 and 2016, respectively*	130,000	260
Shares subscription receivables	(45,457)	(45,457)
Additional paid-in capital	12,312,828	8,046,392
Statutory reserves	6,189	6,189
Retained earnings (accumulated deficit)	(893,921)	48,447
Accumulated other comprehensive income (loss)	330,706	(196,087)
Total shareholders’ equity	11,840,345	7,859,744

Total liabilities and shareholders’ equity	$11,840,345	$7,859,744

*	Giving retroactive effect to the 260 for 1 split effected on November 3, 2017.

Schedule of parent company statements of operations and comprehensive loss
	For the Year Ended	For the Year Ended	For the period from November 17, 2015 (inception) to
	December 31, 2017	December 31, 2016	December 31, 2015

GENERAL AND ADMINISTRATIVE EXPENSES	$(488,334)	$-	$-

EQUITY OF INCOME (LOSS) OF SUBSIDIARY	(454,034)	160,905	(106,269)
NET INCOME (LOSS)	(942,368)	160,905	(106,269)
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	526,793	(184,509)	(11,578)
COMPREHENSIVE LOSS	$(415,575)	$(23,604)	$(117,847)

Schedule of parent company statements of cash flows
	For the Year Ended	For the Year Ended	For the period from November 17, 2015 (inception) to
	December 31, 2017	December 31, 2016	December 31, 2015

CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$(942,368)	$160,905	$(106,269)
Adjustments to reconcile net income (loss) to cash used in operating activities:
Equity (income) loss of subsidiary	454,034	(160,905)	106,269
Amortization of stock compensation expenses for services	488,334	-	-
Net cash used in operating activities	-	-	-

CHANGES IN CASH	-	-	-

CASH, beginning of year	-	-	-

CASH, end of year	$-	$-	$-

NON-CASH TRANSACTIONS OF FINANCING ACTIVITIES
Issuance of ordinary shares to service providers for IPO services	$2,000,000	$-	$-
Issuance of ordinary shares to service providers for consulting services	$2,030,000	$-	$-